Note 12 - Subsequent Events	6 Months Ended
Jun. 30, 2012
Notes
Note 12 - Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

The date to which events occurring after June 30, 2012, the date of the most recent balance sheet, have been evaluated for possible adjustment to the financial statements or disclosure is August 20, 2012, which is the date on which the financial statements were available to be issued.